Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Forward Funds
Central Index Key	0000889188
Amendment Flag	false
Document Creation Date	Feb 11, 2013
Document Effective Date	Feb 11, 2013
Prospectus Date	May 1, 2012

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund, Forward Funds Investor Class and Institutional Class Prospectus, Forward Funds Class A, Class B, Class C and Class M Prospectus, Forward Funds Class Z Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

The following information applies to the Forward Extended MarketPlus Fund (the “Fund”) only:

Effective May 1, 2013, the name of the Fund will be changed to the “Forward Total MarketPlus Fund.” Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to “Forward Extended MarketPlus Fund” shall be replaced with “Forward Total MarketPlus Fund.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	ff9_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund, Forward Funds Investor Class and Institutional Class Prospectus, Forward Funds Class A, Class B, Class C and Class M Prospectus, Forward Funds Class Z Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

The following information applies to the Forward Extended MarketPlus Fund (the “Fund”) only:

Effective May 1, 2013, the name of the Fund will be changed to the “Forward Total MarketPlus Fund.” Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to “Forward Extended MarketPlus Fund” shall be replaced with “Forward Total MarketPlus Fund.”

Forward Extended MarketPlus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff9_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund, Forward Funds Investor Class and Institutional Class Prospectus, Forward Funds Class A, Class B, Class C and Class M Prospectus, Forward Funds Class Z Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

The following information applies to the Forward Extended MarketPlus Fund (the “Fund”) only:

Effective May 1, 2013, the name of the Fund will be changed to the “Forward Total MarketPlus Fund.” Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to “Forward Extended MarketPlus Fund” shall be replaced with “Forward Total MarketPlus Fund.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Feb 11, 2013